Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03031756

NYSE

SEP 10 2003

September 10, 2003

Cert NYS

1-9044

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 17 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DUKE REALTY CORPORATION, Depositary Shares (Each representing 1/10th of a 6.625% Series J Cumulative Redeemable Preferred Share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 10, 2003. Tentative listing date – September 15, 2003.

Sincerely,

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